Financial instruments with off-balance sheet credit risk (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Off-balance Sheet Risks [Line Items]
Within 1 year	$ 353,721
From 1 to 2 years	93,175
From 2 to 5 years	32,905
After 5 years	622
Maturity Of Banks Outstanding Financial Instruments With Off Balance Sheet Credit Risk	$ 480,423